Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	BORQS TECHNOLOGIES, INC.
Entity Central Index Key	0001650575
Entity File Number	001-37593
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Office B, 21/F, Legend Tower
Entity Address, Address Line Two	7 Shing Yip Street
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	45,470,079
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Pat Sek Yuen Chan
Contact Personnel Fax Number	+852 2114 0183
Entity Address, Address Line One	Office B, 21/F, Legend Tower
Entity Address, Address Line Two	7 Shing Yip Street
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	+852
Local Phone Number	5188 1864